Revenue - Schedule of Disaggregated Revenue by Principal Activities and Products (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregated revenue by principal activities and products [line items]
Revenue	€ 26,797	€ 27,563	€ 27,104
Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	26,790	25,220	24,789
Continuing operations [member] | Cement, lime and cement products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	3,316
Continuing operations [member] | Aggregates, asphalt and readymixed products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	7,249
Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	5,593
Continuing operations [member] | Construction accessories [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	459
Continuing operations [member] | Perimeter protection, shutters and awnings and network access products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	482
Continuing operations [member] | Architectural and precast products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	4,404
Continuing operations [member] | Architectural glass and glazing systems and wholesale hardware distribution [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	1,431
Continuing operations [member] | General Builders Merchants, DIY and Sanitary, Heating and Plumbing [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	3,856
Discontinued operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	7	€ 2,343	€ 2,315
Discontinued operations [member] | Americas Distribution - Exterior and interior products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	7
Europe Heavyside [member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	7,611
Europe Heavyside [member] | Continuing operations [member] | Cement, lime and cement products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	2,075
Europe Heavyside [member] | Continuing operations [member] | Aggregates, asphalt and readymixed products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	2,919
Europe Heavyside [member] | Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	1,542
Europe Heavyside [member] | Continuing operations [member] | Architectural and precast products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	1,075
Europe Lightside [member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	1,508
Europe Lightside [member] | Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	62
Europe Lightside [member] | Continuing operations [member] | Construction accessories [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	459
Europe Lightside [member] | Continuing operations [member] | Perimeter protection, shutters and awnings and network access products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	482
Europe Lightside [member] | Continuing operations [member] | Architectural and precast products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	505
Europe Distribution [member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	3,856
Europe Distribution [member] | Continuing operations [member] | General Builders Merchants, DIY and Sanitary, Heating and Plumbing [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	3,856
Americas Materials [member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	8,951
Americas Materials [member] | Continuing operations [member] | Cement, lime and cement products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	810
Americas Materials [member] | Continuing operations [member] | Aggregates, asphalt and readymixed products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	4,330
Americas Materials [member] | Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	3,811
Americas Products [member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	4,433
Americas Products [member] | Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	178
Americas Products [member] | Continuing operations [member] | Architectural and precast products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	2,824
Americas Products [member] | Continuing operations [member] | Architectural glass and glazing systems and wholesale hardware distribution [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	1,431
Asia [member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	431
Asia [member] | Continuing operations [member] | Cement, lime and cement products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	€ 431